As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08769
                                                     ---------

                               BADGLEY FUNDS, INC.
                               -------------------
               (Exact name of registrant as specified in charter)

                     P.O. BOX 701, MILWAUKEE, WI 53201-0701
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

        KIRKLAND & ELLIS LLP, 200 EAST RANDOLPH DRIVE, CHICAGO, IL 60601
        ----------------------------------------------------------------
                     (Name and address of agent for service)

                                  1-877-BADGLEY
                                  -------------
               Registrant's telephone number, including area code

Date of fiscal year end: MAY 31
                         ------

Date of reporting period: NOVEMBER 30, 2005
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005


                                     [LOGO]


                               BADGLEY FUNDS, INC.

                                    [GRAPHIC]
                              Badgley Balanced Fund
                                  TICKER BMFBX

                                    [GRAPHIC]
                               Badgley Growth Fund
                                  TICKER BMFGX



           P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
                              WWW.BADGLEYFUNDS.COM

TABLE OF CONTENTS

=============================================
3     LETTER TO SHAREHOLDERS
---------------------------------------------
6     PERFORMANCE GRAPHS
---------------------------------------------
8     EXPENSE EXAMPLE
---------------------------------------------
10    SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
---------------------------------------------
11    STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------
12    STATEMENTS OF OPERATIONS
---------------------------------------------
13    STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------
15    FINANCIAL HIGHLIGHTS
---------------------------------------------
17    SCHEDULE OF INVESTMENTS
---------------------------------------------
26    NOTES TO THE FINANCIAL STATEMENTS
---------------------------------------------
31    ADDITIONAL INFORMATION
=============================================

THIS REPORT IS NOT AUTHORIZED UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS FOR BADGLEY FUNDS, INC. THE BADGLEY FUNDS ARE DISTRIBUTED BY RAFFERTY CAPITAL MARKETS, LLC. THE DATE OF FIRST USE OF THIS REPORT IS JANUARY 30, 2006.

2  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             LETTER TO SHAREHOLDERS
                                NOVEMBER 30, 2005

DEAR FELLOW SHAREHOLDERS:

      We are pleased to provide the 2005 Semi-Annual Report of the Badgley Funds, Inc., (the "Funds"). We thank you for the trust you place in the Badgley Funds and your confidence in the team of portfolio managers at the Funds' investment adviser, Seattle-based Badgley, Phelps and Bell, Inc.

      This Semi-Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the six-month period ending November 30, 2005.

EQUITY MARKET REVIEW

      Risks to equity investors moved onshore in dramatic fashion with the 2005 hurricane season. The U.S. energy industry sustained significant production and distribution damage resulting in oil and natural gas production declines of about 25%, and a 20% reduction of U.S. refining capacity. Never before has hurricane storm damage been felt across the entire economy. Gasoline prices rose nationally as well as the cost of nearly all other energy sources. Sizable federal government expenditures for hurricane damages and the Iraq War were a concern for investors. Another focal point for investors was the indebted U.S. consumer and the possible impact on consumer spending from the steadily rising Fed Funds Rate. The Federal Reserve raised its interest rate a full percentage point over this period to 4.0%, for a total increase of 3.0% from the record low of 1.0% in June 2004. Investors were clearly faced with unique challenges during the summer and fall months of 2005.

      Strongly offsetting the challenges of 2005 was solid economic growth. In fact, economic growth increased towards the end of the period. The housing market remained strong, providing job growth across the country. Demand for housing was fairly constant and supported continued equity growth for homeowners and investors. As expected with such a long-term positive housing cycle, conversations arose over the possibility of a housing bubble, although this appears isolated to certain locales centered in high population communities. Other indicators of strong growth in the economy included favorable business earnings which supported business investment in equipment. Worker productivity gains further added to an attractive business environment and helped to maintain the economic growth the country has experienced since 2001.

FIXED INCOME MARKET HIGHLIGHTS

      A mixture of economic activity and news events resulted in lackluster fixed income returns over the six-month period ending November 30, 2005. The added burden to the economy from continued activity in Iraq and recovery from hurricane damage remains an uncertain factor for fixed income investors. Rising energy costs have enhanced the attention given to inflation risks. Adjustments to short-term bond rates through Fed Funds interest rate changes also weighed on the fixed income market as the interest rate spread between short-term bonds and longer-term bonds declined. As an example, the spread between the 2-year U.S. Treasury note and the 10-year U.S. Treasury note was a narrow 0.35% on May 30, 2005 compared to a slimmer 0.09% just six months later. Other types of bonds, such as U.S. government agency bonds and corporate bonds, also experienced a narrowing of interest rate spreads over this period. Across U.S. Treasury, agency, and corporate fixed income investments, the yields for shorter-term bonds rose more than the yields of longer-term bonds.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  3

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (CONTINUED)
                                NOVEMBER 30, 2005

PERFORMANCE RESULTS

      The performance results of the Badgley Balanced and Badgley Growth Funds and their relevant benchmark indices are detailed in the table below and in the reports that are included in this Semi-Annual Report.

      During the last six months, the stock market rewarded the earnings growth characteristics that were represented by the Funds. As the market increased its focus on the valuation comparison between growth and value stocks, growth style investments realized strong returns. Performance returns realized by the Badgley Growth Fund and the equity portion of the Badgley Balanced Fund exceeded the S & P 500 Index by over 1.00% during this period. As compared to the Russell 1000 Growth Index, the equity returns in the Funds essentially measured up to the results of this index, narrowly falling below this benchmark by 0.02%.

      Certain stocks represented in the Funds' portfolios were particularly strong. Energy stocks, such as BJ Services, provided significant returns in the Funds' portfolios over the past six months. An oil price decline during September through November also supported corporate earnings growth for non-energy related businesses. This decline of oil prices supported stronger returns for a number of the Funds' equity investments, including health care and industrial stocks. The stocks in these sectors that performed particularly well included Varian Medical Systems, Amgen and Expeditors International of Washington. Several information technology stocks, including Apple Computer and Google, also provided strong returns during this time period. Among the stocks that detracted from the Funds' overall performance during this same period were Dell, Michael's Stores, Sysco Corporation, Cisco Systems and Stryker Corporation.

      In the fixed income portion of the Badgley Balanced Fund portfolio, the news events and economic results summarized above resulted in undistinguished returns over the six-month period ending November 30, 2005. As is often the case, relative performance was largely dictated by two factors: maturity decisions and sector weightings.

      Increases in the Fed Funds Rate and inflation concerns had the general effect of increasing the level of interest rates. Although yields on all maturities rose over the period, shorter maturities saw the largest adjustments. Despite this, shorter maturing bonds outperformed longer-term bonds on a total return basis. Although counterintuitive, a short-term bond's price is less sensitive to changes in interest rates when compared with an otherwise similar long-term bond.

      The intermediate U.S. Treasury sector performed poorly over the period. The sector has been plagued by rising federal deficits and concern over the degree of foreign central bank holdings. The returns of intermediate corporate bonds were only slightly better than U.S. Treasury bonds. After outperforming by wide margins in 2003 and 2004, the corporate market lagged somewhat over the period. Returns across the credit quality spectrum were remarkably uniform over the period. Downgrades by the rating agencies of Ford and General Motors were significant factors affecting investor sentiment in the corporate market. Corporate bond investors were also leery of strategies such as dividend increases and stock repurchase plans that tend to favor the corporation's stockholders. However, despite the negative headlines and regulatory risk, the government agency sector outperformed both U.S. Treasury and corporate bonds.


4  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                       LETTER TO SHAREHOLDERS (CONTINUED)
                                NOVEMBER 30, 2005

THANK YOU

      We thank you for investing in the Badgley Funds. Please visit www.badgleyfunds.com for more detailed information. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing or via email at info@badgleyfunds.com

Sincerely,
BADGLEY FUNDS, INC.

/s/ J. Kevin Callaghan        /s/ Lisa P. Guzman
J. KEVIN CALLAGHAN            LISA P. GUZMAN
PRESIDENT AND DIRECTOR        SECRETARY AND TREASURER

                                                    Cumulative Six-month Returns
INVESTMENT RETURNS                                    through November 30, 2005
                                                    ----------------------------
Badgley Balanced Fund ........................................   3.32%
Badgley Growth Fund ..........................................   7.03%
Lehman Brothers Intermediate Govt/Credit Bond Index ..........  -0.22%
S & P 500 Index ..............................................   5.88%
Russell 1000 Growth Index ....................................   7.05%

RETURNS QUOTED ABOVE REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  5

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

[The following table was represented as a line chart in the printed material.]

                                                            RUSSELL 1000
               BALANCED         S&P           LEHMAN           GROWTH
               --------         ---           ------           ------
 6/25/1998      $10,000       $10,000        $10,000          $10,000
11/30/1998       10,308        10,372         10,450           10,622
 5/31/1999       10,866        11,680         10,423           11,953
11/30/1999       11,323        12,540         10,567           13,967
 5/31/2000       11,868        12,904         10,683           14,940
11/30/2000       12,385        12,011         11,388           12,353
 5/31/2001       12,002        11,542         12,027           10,502
11/30/2001       11,633        10,543         12,708            9,537
 5/31/2002       11,469         9,944         12,946            8,310
11/30/2002       11,108         8,802         13,584            7,374
 5/31/2003       11,317         9,142         14,483            7,658
11/30/2003       11,755        10,130         14,353            8,609
 5/31/2004       12,137        10,818         14,419            9,038
11/30/2004       12,481        11,432         14,818            9,111
 5/31/2005       12,500        11,709         15,093            9,339
11/30/2005       12,915        12,397         15,060            9,998

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX -- An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

--------------------------------------------------------------------------------
                     TOTAL RETURNS THROUGH NOVEMBER 30, 2005

                                                        AVERAGE ANNUAL
                                             -----------------------------------
                                   SIX       ONE       FIVE      SINCE INCEPTION
                                  MONTHS     YEAR      YEARS      JUNE 25, 1998
                                  ----------------------------------------------
Badgley Balanced Fund              3.32%     3.48%     0.84%           3.50%
Lehman Brothers Intermediate
  Gov't./Credit Bond Index        -0.22%     1.63%     5.75%           5.66%
S&P 500 Index                      5.88%     8.44%     0.64%           2.93%
Russell 1000 Growth Index          7.05%     9.73%    -4.14%           0.00%
--------------------------------------------------------------------------------


6  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               PERFORMANCE GRAPHS
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY GROWTH FUND

[The following table was represented as a line chart in the printed material.]

                                              RUSSELL 1000
                 GROWTH         S&P              GROWTH
                 ------         ---              ------
 6/25/1998      $10,000       $10,000           $10,000
11/30/1998       10,120        10,372            10,622
 5/31/1999       11,465        11,680            11,953
11/30/1999       12,308        12,540            13,967
 5/31/2000       13,283        12,904            14,940
11/30/2000       13,595        12,011            12,353
 5/31/2001       12,149        11,542            10,502
11/30/2001       10,783        10,543             9,537
 5/31/2002       10,352         9,944             8,310
11/30/2002        9,107         8,802             7,374
 5/31/2003        8,886         9,142             7,658
11/30/2003        9,709        10,130             8,609
 5/31/2004       10,331        10,818             9,038
11/30/2004       10,703        11,432             9,111
 5/31/2005       10,572        11,709             9,339
11/30/2005       11,315        12,397             9,998

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX -- An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

RUSSELL 1000 GROWTH INDEX -- An unmanaged, capitalization weighted index comprised of the stocks of the top 1000 U.S. corporations as measured by their market capitalizations. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks cross all major industries, and the index is used to illustrate the performance of the broad domestic economy.

--------------------------------------------------------------------------------
                     TOTAL RETURNS THROUGH NOVEMBER 30, 2005

                                                        AVERAGE ANNUAL
                                             -----------------------------------
                                   SIX       ONE       FIVE      SINCE INCEPTION
                                  MONTHS     YEAR      YEARS      JUNE 25, 1998
                                  ----------------------------------------------
Badgley Growth Fund                7.03%     5.72%    -3.60%           1.68%
S&P 500 Index                      5.88%     8.44%     0.64%           2.93%
Russell 1000 Growth Index          7.05%     9.73%    -4.14%           0.00%
--------------------------------------------------------------------------------


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  7

                               BADGLEY FUNDS, INC.
                                 EXPENSE EXAMPLE
                                NOVEMBER 30, 2005

      As a shareholder of the Funds you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/05 - 11/30/05).

ACTUAL EXPENSES

      The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee and a $25.00 distribution fee. These expenses are not included in the following example below. The example includes, but is not limited to, advisory fees, shareholder servicing fees, fund accounting and custody fees. However, the example does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


8  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                           EXPENSE EXAMPLE (CONTINUED)
                                NOVEMBER 30, 2005

                                           BADGLEY BALANCED FUND
                           -----------------------------------------------------
                             BEGINNING          ENDING          EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                               6/1/05          11/30/05     6/1/05 - 11/30/05(1)
                           -----------------------------------------------------
Actual                       $1,000.00        $1,033.20            $6.63
Hypothetical (5% return
  before expenses)            1,000.00         1,018.55             6.58

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

                                            BADGLEY GROWTH FUND
                           -----------------------------------------------------
                             BEGINNING          ENDING          EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                               6/1/05          11/30/05     6/1/05 - 11/30/05(1)
                           -----------------------------------------------------
Actual                       $1,000.00        $1,070.30            $7.78
Hypothetical (5% return
  before expenses)            1,000.00         1,017.55             7.59

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                             BADGLEY FUNDS SEMI-ANNUAL REPORT  9

                               BADGLEY FUNDS, INC.
                     SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2005
    Percentages represent market value as a percentage of total investments.

[GRAPHIC] BADGLEY BALANCED FUND

[The following table was represented as a pie chart in the printed material.]

                     VARIABLE RATE DEMAND NOTE         1.1%
                     CORPORATE BONDS                  22.9%
                     U.S. TREASURY OBLIGATIONS        12.1%
                     U.S. GOVERNMENT AGENCY ISSUES    11.5%
                     COMMON STOCKS                    52.4%

[GRAPHIC] BADGLEY GROWTH FUND

[The following table was represented as a pie chart in the printed material.]

                     VARIABLE RATE DEMAND NOTE         0.7%
                     CONSUMER DISCRETIONARY            8.7%
                     CONSUMER STAPLES                 11.1%
                     ENERGY                            5.5%
                     FINANCIALS                       10.3%
                     HEALTH CARE                      20.9%
                     INDUSTRIALS                      17.4%
                     INFORMATION TECHNOLOGY           18.8%
                     MATERIALS                         6.6%


10  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                NOVEMBER 30, 2005

                                                                           BALANCED FUND         GROWTH FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at market value
   (cost of $28,696,618 and $12,721,034, respectively)                      $ 32,614,630        $ 16,717,481
Interest receivable                                                              224,226                 684
Dividends receivable                                                               8,016               7,860
Receivable for Fund shares sold                                                   30,000                  --
Other assets                                                                      31,964              24,164
------------------------------------------------------------------------------------------------------------
   Total assets                                                               32,908,836          16,750,189
------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Fund shares repurchased                                                4,000                  --
Payable to Adviser                                                                12,510                 687
Payable for distribution fees                                                     10,646              21,507
Accrued expenses and other liabilities                                            31,528              29,443
------------------------------------------------------------------------------------------------------------
   Total liabilities                                                              58,684              51,637
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $ 32,850,152        $ 16,698,552
============================================================================================================
NET ASSETS CONSIST OF:
Capital stock                                                               $ 31,376,904        $ 16,902,241
Undistributed net investment income                                               71,769                  --
Undistributed net realized loss on investments                                (2,516,533)         (4,200,136)
Net unrealized appreciation on investments                                     3,918,012           3,996,447
------------------------------------------------------------------------------------------------------------
   Total net assets                                                         $ 32,850,152        $ 16,698,552
============================================================================================================
Shares outstanding (par value of $.01, 500,000,000 shares authorized)          2,894,163           1,481,068
============================================================================================================
Net Asset Value, Redemption Price and Offering Price Per Share              $      11.35        $      11.27
============================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  11

                               BADGLEY FUNDS, INC.
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005

                                                                           BALANCED FUND         GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                             $    378,252        $      3,360
Dividend income (net of withholding tax of $278 and $259, respectively)           69,652              66,739
------------------------------------------------------------------------------------------------------------
   Total investment income                                                       447,904              70,099
------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                         151,883              82,448
Shareholder servicing and accounting fees                                         28,880              25,451
Professional fees                                                                 31,150              29,950
Administration fees                                                               15,738              15,505
Distribution fees                                                                 17,207              19,954
Federal and state registration fees                                               10,406               8,250
Directors' fees and expenses                                                       5,130               5,080
Reports to shareholders                                                            3,188               3,427
Custody fees                                                                       5,086               2,798
Other                                                                             14,059               7,494
------------------------------------------------------------------------------------------------------------
Total expenses before waiver and reimbursement                                   282,727             200,357
Less: Waiver of expenses and reimbursement from Adviser                          (63,341)            (76,685)
------------------------------------------------------------------------------------------------------------
   Net expenses                                                                  219,386             123,672
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     228,518             (53,573)
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                 477,792             439,739
Change in net unrealized appreciation/depreciation on investments                353,383             732,332
------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                               831,175           1,172,071
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $  1,059,693        $  1,118,498
============================================================================================================


12  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

[GRAPHIC] BADGLEY BALANCED FUND

                                                                        SIX MONTHS ENDED
                                                                       NOVEMBER 30, 2005          YEAR ENDED
                                                                             (UNAUDITED)        MAY 31, 2005
------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                       $    228,518        $    501,579
Net realized gain on investments                                                 477,792             617,159
Change in net unrealized appreciation/depreciation on investments                353,383            (146,865)
------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                        1,059,693             971,873
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME                                                      (228,190)           (500,034)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                        814,434           7,735,037
Proceeds from shares issued to holders in reinvestment of dividends              203,459             445,366
Cost of shares redeemed                                                       (4,575,376)         (4,946,737)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                              (3,557,483)          3,233,666
------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (2,725,980)          3,705,505

NET ASSETS:
Beginning of period                                                           35,576,132          31,870,627
------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
   of $71,769 and $71,442, respectively)                                    $ 32,850,152        $ 35,576,132
============================================================================================================


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  13

                               BADGLEY FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

BADGLEY GROWTH FUND

                                                                        SIX MONTHS ENDED
                                                                       NOVEMBER 30, 2005          YEAR ENDED
                                                                             (UNAUDITED)        MAY 31, 2005
------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                         $    (53,573)       $    (57,211)
Net realized gain on investments                                                 439,739             462,519
Change in net unrealized appreciation/depreciation on investments                732,332             (41,913)
------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                        1,118,498             363,395
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                        406,244           2,617,487
Cost of shares redeemed                                                       (2,020,174)         (2,018,847)
------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                              (1,613,930)            598,640
------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (495,432)            962,035

NET ASSETS:
Beginning of period                                                           17,193,984          16,231,949
End of period                                                               $ 16,698,552        $ 17,193,984
============================================================================================================


14  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                              FINANCIAL HIGHLIGHTS
               FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY BALANCED FUND

                                       SIX MONTHS ENDED
                                      NOVEMBER 30, 2005       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            (UNAUDITED)     MAY 31, 2005  MAY 31, 2004  MAY 31, 2003  MAY 31, 2002  MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period        $     11.06      $     10.90   $     10.31   $     10.65   $     11.36   $     11.47
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.08             0.16          0.15          0.18          0.21          0.24
   Net realized and unrealized
      gain (loss) on investments                   0.29             0.16          0.59         (0.33)        (0.71)        (0.11)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment
            operations                             0.37             0.32          0.74         (0.15)        (0.50)         0.13
------------------------------------------------------------------------------------------------------------------------------------
Less:
Dividends from net investment income              (0.08)           (0.16)        (0.15)        (0.19)        (0.21)        (0.24)
Dividends from net realized gains                    --               --            --            --            --         (0.00)(1)
------------------------------------------------------------------------------------------------------------------------------------
         Total dividends                          (0.08)           (0.16)        (0.15)        (0.19)        (0.21)        (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     11.35      $     11.06   $     10.90   $     10.31   $     10.65   $     11.36
====================================================================================================================================
TOTAL RETURN                                       3.32%(2)         2.99%         7.25%        -1.33%        -4.44%         1.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                   $32,850,152      $35,576,132   $31,870,627   $29,195,847   $28,588,070   $30,017,183
Ratio of net expense to average
   net assets:
      Before expense reimbursement                 1.68%(3)         1.62%         1.86%         1.82%         1.72%         1.80%
      After expense reimbursement                  1.30%(3)         1.30%         1.30%         1.30%         1.30%         1.30%
Ratio of net investment income
   to average net assets:
      Before expense reimbursement                 0.98%(3)         1.16%         0.86%         1.26%         1.48%         1.57%
      After expense reimbursement                  1.36%(3)         1.48%         1.42%         1.78%         1.90%         2.07%
Portfolio turnover rate                           13.62%           27.48%        29.27%        32.08%        35.98%        35.70%
====================================================================================================================================

1  Distribution amount less than $0.005 per share.
2  Not annualized.
3  Annualized.


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  15

                                       BADGLEY FUNDS, INC.
                                      FINANCIAL HIGHLIGHTS
                            FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

[GRAPHIC] BADGLEY GROWTH FUND

                                      SIX MONTHS ENDED
                                     NOVEMBER 30, 2005       YEAR ENDED       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                           (UNAUDITED)     MAY 31, 2005     MAY 31, 2004  MAY 31, 2003  MAY 31, 2002  MAY 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
Net asset value, beginning of period       $     10.53      $     10.29      $      8.85   $     10.31   $     12.10   $     13.23
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                           (0.04)(1)        (0.04)(1)        (0.05)        (0.04)        (0.07)        (0.07)
   Net realized and unrealized
      gain (loss) on investments                  0.78             0.28             1.49         (1.42)        (1.72)        (1.06)
------------------------------------------------------------------------------------------------------------------------------------
         Total from investment
            operations                            0.74             0.24             1.44         (1.46)        (1.79)        (1.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     11.27      $     10.53      $     10.29   $      8.85   $     10.31   $     12.10
====================================================================================================================================
TOTAL RETURN                                      7.03%(2)         2.33%           16.27%       -14.16%       -14.79%        -8.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                  $16,698,552      $17,193,984      $16,231,949   $16,678,147    $17,539,82   $18,784,323
Ratio of net expense to average
   net assets:
      Before expense reimbursement                2.43%(3)         2.39%            2.51%         2.43%         2.23%         2.33%
      After expense reimbursement                 1.50%(3)         1.50%            1.50%         1.50%         1.50%         1.50%
Ratio of net investment loss to
   average net assets:
      Before expense reimbursement               (1.58)%(3)       (1.23)%          (1.52)%       (1.42)%       (1.41)%       (1.57)%
      After expense reimbursement                (0.65)%(3)       (0.34)%          (0.51)%       (0.49)%       (0.68)%       (0.74)%
Portfolio turnover rate                          19.68%           30.96%           45.58%        29.52%        39.51%        27.21%
====================================================================================================================================

1 Net investment loss per share is calculated using the balance of undistributed net investment loss prior to considerations of adjustments for book and tax differences.
2  Not annualized.
3  Annualized.


16  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS -- 52.1%
             CONSUMER DISCRETIONARY -- 4.5%
     8,725   Bed Bath & Beyond Inc. (a)                            $    372,208
    14,321   Michaels Stores, Inc.                                      535,605
    18,950   Starbucks Corporation (a)                                  577,028
--------------------------------------------------------------------------------
                                                                      1,484,841
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 5.8%
    10,075   Costco Wholesale Corporation                               503,548
    17,040   CVS Corporation                                            460,421
     9,100   PepsiCo, Inc.                                              538,720
    12,850   Sysco Corporation                                          415,312
--------------------------------------------------------------------------------
                                                                      1,918,001
--------------------------------------------------------------------------------
             ENERGY -- 2.9%
    16,750   BJ Services Company                                        613,887
     3,330   Schlumberger Limited (b)                                   318,781
--------------------------------------------------------------------------------
                                                                        932,668
--------------------------------------------------------------------------------
             FINANCIALS -- 5.4%
     6,350   American Express Company                                   326,517
     6,500   American International Group, Inc.                         436,410
    11,375   Citigroup Inc.                                             552,256
     8,075   State Street Corporation                                   465,847
--------------------------------------------------------------------------------
                                                                      1,781,030
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  17

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 11.0%
     6,025   Amgen Inc. (a)                                        $    487,603
     8,275   Medtronic, Inc.                                            459,842
     9,575   Quest Diagnostics Incorporated                             479,612
     8,975   Stryker Corporation                                        388,617
    10,875   Teva Pharmaceutical Industries Ltd. - ADR (b)              444,570
     9,800   UnitedHealth Group Incorporated                            586,628
     8,175   Varian Medical Systems, Inc. (a)                           415,454
     4,695   WellPoint Inc. (a)                                         360,717
--------------------------------------------------------------------------------
                                                                      3,623,043
--------------------------------------------------------------------------------
             INDUSTRIALS -- 9.1%
     5,925   3M Co.                                                     464,994
     4,150   Apollo Group, Inc. - Class A (a)                           295,480
     6,875   Expeditors International of Washington, Inc.               488,194
     6,800   FedEx Corp.                                                663,816
    14,075   General Electric Company                                   502,759
     7,475   L-3 Communications Holdings, Inc.                          556,887
--------------------------------------------------------------------------------
                                                                      2,972,130
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 9.9%
     6,650   Affiliated Computer Services, Inc. -- Class A (a)          370,937
    14,550   Amdocs Limited (a) (b)                                     384,557
     6,640   Apple Computer, Inc. (a)                                   450,325
    28,625   Cisco Systems, Inc. (a)                                    502,083
     9,565   Dell Inc. (a)                                              288,480
     8,775   Fiserv, Inc. (a)                                           399,350
     1,375   Google Inc. -- Class A (a)                                 556,861
    10,725   Microsoft Corporation                                      297,190
--------------------------------------------------------------------------------
                                                                      3,249,783
--------------------------------------------------------------------------------


18  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             MATERIALS -- 3.5%
    16,350   Ecolab, Inc.                                          $    543,965
    11,525   Praxair, Inc.                                              599,300
--------------------------------------------------------------------------------
                                                                      1,143,265
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $13,038,084)                  17,104,761
--------------------------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 12.0%
             U.S. TREASURY NOTES -- 12.0%
$  250,000   3.25%, 08/15/2008                                          242,695
   805,000   4.25%, 08/15/2013                                          791,290
   175,000   4.75%, 05/15/2014                                          177,673
   650,000   5.50%, 02/15/2008                                          665,107
   625,000   5.625%, 02/15/2006                                         627,319
   250,000   5.75%, 08/15/2010                                          264,053
   750,000   6.00%, 08/15/2009                                          790,254
   355,000   6.50%, 02/15/2010                                          382,721
--------------------------------------------------------------------------------
             TOTAL U.S. TREASURY OBLIGATIONS (COST $3,966,004)        3,941,112
--------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES -- 11.4%
             FANNIE MAE -- 3.6%
   720,000   5.25%, 04/15/2007                                          725,281
   100,000   5.25%, 01/15/2009                                          101,654
   325,000   6.625%, 09/15/2009                                         345,989
--------------------------------------------------------------------------------
                                                                      1,172,924
--------------------------------------------------------------------------------
             FEDERAL FARM CREDIT BANK -- 1.5%
   500,000   4.25%, 10/10/2008                                          494,190
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  19

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK -- 2.4%
$  330,000   4.50%, 11/14/2014                                     $    321,229
   450,000   5.75%, 05/15/2012                                          472,854
--------------------------------------------------------------------------------
                                                                        794,083
--------------------------------------------------------------------------------
             FREDDIE MAC -  3.9%
   425,000   3.50%, 02/13/2008                                          412,590
   500,000   5.125%, 07/15/2012                                         508,178
   375,000   5.25%, 01/15/2006                                          375,408
--------------------------------------------------------------------------------
                                                                      1,296,176
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCY ISSUES (COST $3,835,653)    3,757,373
--------------------------------------------------------------------------------
             CORPORATE BONDS -- 22.7%
             CONSUMER DISCRETIONARY -- 2.8%
   225,000   The Home Depot, Inc.
             5.375%, 04/01/2006                                         225,442
   250,000   Johnson Controls, Inc.
             4.875%, 09/15/2013                                         241,150
   425,000   Target Corporation
             6.35%, 01/15/2011                                          451,675
--------------------------------------------------------------------------------
                                                                        918,267
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 2.7%
   475,000   The Estee Lauder Companies Inc.
             6.00%, 01/15/2012                                          498,541
   100,000   PepsiCo, Inc.
             5.75%, 01/15/2008                                          101,830
   300,000   Wal-Mart Stores, Inc.
             4.55%, 05/01/2013                                          290,214
--------------------------------------------------------------------------------
                                                                        890,585
--------------------------------------------------------------------------------


20  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             FINANCIALS -- 11.4%
$  500,000   Aflac Incorporated
             6.50%, 04/15/2009                                     $    524,895
   170,000   American General Finance Corporation
             5.375%, 09/01/2009                                         171,393
             Bank of America Corporation:
   200,000   4.75%, 10/15/2006                                          199,973
   300,000   5.25%, 02/01/2007                                          301,396
   500,000   Citigroup Inc.
             6.50%, 01/18/2011                                          532,498
   525,000   General Electric Capital Corporation
             7.375%, 01/19/2010                                         571,469
   250,000   JPMorgan Chase & Co.
             4.50%, 01/15/2012                                          240,720
   400,000   Merrill Lynch & Co., Inc.
             5.00%, 02/03/2014                                          392,623
   400,000   Morgan Stanley
             4.75%, 04/01/2014                                          380,492
   300,000   SLM Corporation
             5.125%, 08/27/2012                                         298,172
   140,000   Wells Fargo Financial, Inc.
             5.50%, 08/01/2012                                          143,563
--------------------------------------------------------------------------------
                                                                      3,757,194
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  21

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY BALANCED FUND

 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

             HEALTH CARE -- 0.9%
$  300,000   Abbott Laboratories
             5.625%, 07/01/2006                                    $    301,739
--------------------------------------------------------------------------------
             INDUSTRIALS -- 1.1%
   125,000   Cintas Corporation
             5.125%, 06/01/2007                                         125,452
   255,000   Emerson Electric Co.
             4.50%, 05/01/2013                                          246,655
--------------------------------------------------------------------------------
                                                                        372,107
--------------------------------------------------------------------------------
             MATERIALS -- 2.2%
   400,000   Ecolab Inc.
             6.875%, 02/01/2011                                         432,141
   300,000   Praxair, Inc.
             3.95%, 06/01/2013                                          278,567
--------------------------------------------------------------------------------
                                                                        710,708
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 1.6%
   500,000   Southwestern Bell Telephone Company
             6.625%, 07/15/2007                                         512,089
--------------------------------------------------------------------------------
             TOTAL CORPORATE BONDS (COST $7,508,182)                  7,462,689
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 1.1%
             VARIABLE RATE DEMAND NOTE* -- 1.1%
   348,695   U.S. Bank, N.A. - 4.041%                                   348,695
--------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $348,695)               348,695
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.3%                              32,614,630
             (COST $28,696,618)
--------------------------------------------------------------------------------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%              235,522
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                            $ 32,850,152
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed as of November 30, 2005.


22  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             CONSUMER DISCRETIONARY -- 8.7%
     8,400   Bed Bath & Beyond Inc. (a)                            $    358,344
    14,291   Michaels Stores, Inc.                                      534,483
    18,300   Starbucks Corporation (a)                                  557,235
--------------------------------------------------------------------------------
                                                                      1,450,062
--------------------------------------------------------------------------------
             CONSUMER STAPLES -- 11.1%
     9,875   Costco Wholesale Corporation                               493,553
    16,520   CVS Corporation                                            446,370
     8,675   PepsiCo, Inc.                                              513,560
    12,350   Sysco Corporation                                          399,152
--------------------------------------------------------------------------------
                                                                      1,852,635
--------------------------------------------------------------------------------
             ENERGY -- 5.5%
    16,150   BJ Services Company                                        591,898
     3,340   Schlumberger Limited (b)                                   319,738
--------------------------------------------------------------------------------
                                                                        911,636
--------------------------------------------------------------------------------
             FINANCIALS -- 10.4%
     6,110   American Express Company                                   314,176
     6,250   American International Group, Inc.                         419,625
    10,850   Citigroup Inc.                                             526,768
     8,100   State Street Corporation                                   467,289
--------------------------------------------------------------------------------
                                                                      1,727,858
--------------------------------------------------------------------------------


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  23

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY GROWTH FUND

    SHARES                                                                VALUE
--------------------------------------------------------------------------------
             HEALTH CARE -- 20.9%
     5,675   Amgen Inc. (a)                                        $    459,278
     7,950   Medtronic, Inc.                                            441,781
     9,200   Quest Diagnostics Incorporated                             460,828
     8,625   Stryker Corporation                                        373,462
    10,425   Teva Pharmaceutical Industries Ltd. - ADR (b)              426,174
     9,625   UnitedHealth Group Incorporated                            576,153
     7,850   Varian Medical Systems, Inc. (a)                           398,937
     4,670   WellPoint Inc. (a)                                         358,796
--------------------------------------------------------------------------------
                                                                      3,495,409
--------------------------------------------------------------------------------
             INDUSTRIALS -- 17.4%
     5,875   3M Co.                                                     461,070
     4,025   Apollo Group, Inc. - Class A (a)                           286,580
     6,750   Expeditors International of Washington, Inc.               479,317
     6,600   FedEx Corp.                                                644,292
    13,800   General Electric Company                                   492,936
     7,350   L-3 Communications Holdings, Inc.                          547,575
--------------------------------------------------------------------------------
                                                                      2,911,770
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 18.8%
     6,375   Affiliated Computer Services, Inc.- Class A (a)            355,597
    13,975   Amdocs Limited (a) (b)                                     369,359
     6,360   Apple Computer, Inc. (a)                                   431,335
    28,100   Cisco Systems, Inc. (a)                                    492,874
     9,160   Dell Inc. (a)                                              276,266
     8,425   Fiserv, Inc. (a)                                           383,422
     1,325   Google Inc. - Class A (a)                                  536,612
    10,525   Microsoft Corporation                                      291,648
--------------------------------------------------------------------------------
                                                                      3,137,113
--------------------------------------------------------------------------------


24  BADGLEY FUNDS SEMI-ANNUAL REPORT      SEE NOTES TO THE FINANCIAL STATEMENTS.

                               BADGLEY FUNDS, INC.
               SCHEDULE OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

[GRAPHIC] BADGLEY GROWTH FUND

 SHARES OR
 PRINCIPAL
    AMOUNT                                                                VALUE
--------------------------------------------------------------------------------
             MATERIALS -- 6.6%
    15,600   Ecolab Inc.                                           $    519,012
    11,300   Praxair, Inc.                                              587,600
--------------------------------------------------------------------------------
                                                                      1,106,612
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $12,596,648)                  16,593,095
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS -- 0.7%
             VARIABLE RATE DEMAND NOTE* -- 0.7%
$  124,386   U.S. Bank, N.A. -- 4.041%                                  124,386
--------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS (COST $124,386)               124,386
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.1%
             (COST $12,721,034)                                      16,717,481
--------------------------------------------------------------------------------
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%            (18,929)
--------------------------------------------------------------------------------
             TOTAL NET ASSETS -- 100.0%                            $ 16,698,552
================================================================================

ADR -- American Depository Receipt.
(a) -- Non-income producing security.
(b) -- Foreign security.
  * -- Variable rate security. Rate listed as of November 30, 2005.


SEE NOTES TO THE FINANCIAL STATEMENTS.      BADGLEY FUNDS SEMI-ANNUAL REPORT  25

                               BADGLEY FUNDS, INC.
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
                                NOVEMBER 30, 2005

1. ORGANIZATION

      Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      a) INVESTMENT VALUATION -- Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Badgley, Phelps and Bell, Inc. (the "Adviser"). The procedures authorize the Adviser to make all necessary determinations regarding the fair value of a portfolio security and to report such determination to the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

      b) FEDERAL INCOME TAXES -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to con- tinue to so comply in future years and to distribute substantially all of the Funds' investment company net taxable income and net realized gains to shareholders.

      c) INCOME AND EXPENSES -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a port- folio may be allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, etc., where applicable.

      d) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds' net realized capital gains, if any, are distributed at least annually.


26  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
          NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

      e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

      f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business the Funds enter intocontracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

      g) OTHER -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. All discounts and premiums are accreted and amortized, as appropriate, on the effective interest method for tax and financial reporting purposes.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the six months ended November 30, 2005, were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Shares sold                                               73,414         38,346
Shares issued to holders in reinvestment
  of dividends                                            18,546             --
Shares redeemed                                         (413,972)      (189,541)
--------------------------------------------------------------------------------
  Net decrease                                          (322,012)      (151,195)
================================================================================

Transactions in shares of the Funds for the year ended May 31, 2005, were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Shares sold                                              700,285        248,193
Shares issued to holders in reinvestment
  of dividends                                            40,333             --
Shares redeemed                                         (449,325)      (193,371)
--------------------------------------------------------------------------------
  Net increase                                           291,293         54,822
================================================================================


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  27

                               BADGLEY FUNDS, INC.
          NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

      The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended November 30, 2005, were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Purchases
  U.S. Government                                     $1,004,690     $       --
  Other                                                3,405,733      3,217,806
Sales
  U.S. Government                                        952,755             --
  Other                                                5,909,340      4,853,491

As of May 31, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Cost of Investments (a)                              $32,004,735    $14,136,559
================================================================================
Gross unrealized appreciation                          3,909,238      3,496,003
Gross unrealized depreciation                           (509,064)      (374,410)
--------------------------------------------------------------------------------
  Net unrealized appreciation                          3,400,174      3,121,593
--------------------------------------------------------------------------------
Undistributed ordinary income                             71,442             --
Undistributed long-term capital gain                          --             --
--------------------------------------------------------------------------------
  Total distributable earnings                            71,442             --
--------------------------------------------------------------------------------
Other accumulated losses                              (2,829,870)    (4,497,353)
--------------------------------------------------------------------------------
  Total accumulated earnings (losses)                $   641,746    $(1,375,760)
================================================================================

      (a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

      For the year ended May 31, 2005, capital loss carryforwards of $605,992 and $446,472 were utilized by the Balanced and Growth Funds, respectively. At May 31, 2005, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $2,829,870 and $4,497,353, respectively. The capital loss carryovers for the Balanced Fund of $186,282, $2,096,325, and $547,263 expire in 2010, 2011, and 2012, respectively. The capital loss carryovers for the Growth Fund of $1,006,923, $2,533,832 and $956,598 expire in 2010, 2011, and
2012, respectively. The above losses will be offset by any future realized capital gains.


28  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
          NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

For the six months ended November 30, 2005, the components of distributions on a tax basis were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Ordinary income                                        $ 228,190           $ --
Long-term capital gains                                       --             --
--------------------------------------------------------------------------------
  Total distributions paid                             $ 228,190           $ --
================================================================================

For the year ended May 31, 2005, the components of distributions on a tax basis were as follows:

                                                   BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Ordinary income                                        $ 500,034           $ --
Long-term capital gains                                       --             --
--------------------------------------------------------------------------------
  Total distributions paid                             $ 500,034           $ --
================================================================================

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

      The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

      The Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the six months ended November 30, 2005, the Adviser waived/reimbursed expenses of $63,341 and $76,685 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION                                 BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
5/31/2006                                              $ 145,963      $ 148,381
5/31/2007                                                170,562        172,985
5/31/2008                                                109,115        150,881
5/31/2009*                                                63,341         76,685
--------------------------------------------------------------------------------

* Represents waived expenses for the six months ended November 30, 2005.


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  29

                               BADGLEY FUNDS, INC.
          NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
                                NOVEMBER 30, 2005

      The Funds have adopted an amended and restated plan of distribution under Rule 12b-1 under the 1940 Act (the "12b-1 Plan") allowing for the reimbursement or payment of distribution and marketing expenses in any amount not to exceed an annual rate of 0.25% of each Fund's average daily net assets. An amended and restated plan of distribution became effective in July 2004. The 12b-1 Plan authorizes the Funds to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the "Distributor") a maximum allowable distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. During the six months ended November 30, 2005, the Adviser incurred and was reimbursed for marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $16,652 and $10,304, respectively. During the six months ended November 30, 2005, total expenses incurred by the Balanced Fund and Growth Fund pursuant to the 12b-1 Plan were $17,207 and $19,954, respectively.

      U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly-owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.


30  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                             ADDITIONAL INFORMATION
                                NOVEMBER 30, 2005

PROXY VOTING

      The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds' investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov and the Funds' website at www.badgleyfunds.com.

      The actual voting records relating to portfolio securities during the twelve month periods ended June 30 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by accessing the SEC's website at www.sec.gov.

      The Funds are required to file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Once filed, the Funds' Form N-Q is available without charge, upon request on the SEC's website (http://www.sec.gov) and may be available by calling 1-877-BADGLEY. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      On July 20, 2005, at an in-person meeting of the Board of Directors of the Corporation, the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Corporation and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum responding to the Board's letter requesting certain information in connection with its consideration of the continuance of the Advisory Agreement. Among other things, the memorandum included a discussion of the qualifications of the Adviser, the scope of services to be provided to the Funds, the prior performance of the Adviser, and the Adviser's financial condition. The Board also reviewed other information relating to the advisory services to be provided to the Funds, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors prior to approving the continuance of the Advisory Agreement.

      The Board of Directors considered the nature, extent and quality of services to be provided to the Corporation by the Adviser. It was noted that, as described in the Adviser's memorandum, the Adviser has significant experience providing investment advice, is qualified to provide investment advisory services to the Funds and has devoted significant time, personnel and resources to the Funds. In addition, it was noted that the Adviser has been disciplined and consistent in its adherence to its investment strategy as stated in the Funds' prospectus. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for each Fund and the Adviser's other representative clients. The Board reviewed each Fund's performance against Lipper comparative data, ranking each Fund's performance against comparable investment companies and various indices. The Board noted that the performance of the Funds' equity portfolios, which


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  31

                               BADGLEY FUNDS, INC.
                       ADDITIONAL INFORMATION (CONTINUED)
                                NOVEMBER 30, 2005

did not compare favorably to the applicable indices or peer funds in recent periods, was adequately explained by the Adviser as resulting from its disciplined adherence to the Funds' stated investment strategy. The Board further noted that performance over longer periods remained competitive. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the Board reviewed charts prepared by the Fund's Administrator, U.S. Bancorp Fund Services, LLC, based on data compiled by a nationally recognized third party comparative data provider. In addition, the Board reviewed the Adviser's fee structure with respect to its other separate account clients. In connection with this, the Board also considered the control of each Fund's operating expenses through the expense cap agreement, and noted that the current expense cap agreement is favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Corporation, and it was noted that because none of the other service providers to the Corporation are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The Board considered the Adviser's cost of providing services to the Corporation and the profitability of its relationship to the Corporation. Specifically the Board reviewed certain financial and profitability information provided by the Adviser with respect to its services to the Funds. It was noted that the Adviser has been substantially subsidizing the Fund's operations since inception with the Adviser's profitability moving to a break even point in the last year or so. Accordingly, the Board noted that the Adviser's profit, if any, in connection with its services to the Corporation appeared reasonable. The Board considered whether economies of scale were being realized that could justify reduced expenses for the Funds. The Board noted that current asset levels had not significantly changed from prior years and that the Funds had not yet realized any economies of scale that could be passed along to shareholders through reduced expenses.

      In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment. After such deliberations, the disinterested directors and then the full Board each unanimously voted in favor of the continuance of the Advisory Agreement.


32  BADGLEY FUNDS SEMI-ANNUAL REPORT

                               BADGLEY FUNDS, INC.
                               HIGHLIGHTED STOCKS
              PERCENTAGE OF FUNDS' ASSETS AS OF NOVEMBER 30, 2005

COMMON STOCK                                       BALANCED FUND    GROWTH FUND
--------------------------------------------------------------------------------
Amgen Inc.                                                  1.48%          2.75%
Apple Computer, Inc.                                        1.37%          2.58%
BJ Services Company                                         1.87%          3.54%
Cisco Systems, Inc.                                         1.53%          2.95%
Dell Inc.                                                   0.88%          1.65%
Expeditors International of Washington, Inc.                1.49%          2.87%
Google Inc.                                                 1.70%          3.21%
Michael's Stores, Inc                                       1.63%          3.20%
Stryker Corporation                                         1.18%          2.24%
Sysco Corporation                                           1.26%          2.39%
Varian Medical Systems, Inc.                                1.26%          2.39%
--------------------------------------------------------------------------------


                                            BADGLEY FUNDS SEMI-ANNUAL REPORT  33

                      This page intentionally left blank.

DIRECTORS                                     CUSTODIAN

Graham S. Anderson                            U.S. BANK, N.A.
Frank S. Bayley                               425 Walnut Street
J. Kevin Callaghan                            Cincinnati, Ohio 45202
Victor E. Parker
Steven C. Phelps                              ADMINISTRATOR, TRANSFER AGENT
Madelyn B. Smith                              AND DIVIDEND-DISBURSING AGENT

PRINCIPAL OFFICERS                            U.S. BANCORP FUND SERVICES, LLC
                                              Third Floor
J. Kevin Callaghan, PRESIDENT                 615 East Michigan Street
Lisa P. Guzman, CHIEF COMPLIANCE OFFICER,     Milwaukee, Wisconsin 53202
TREASURER AND SECRETARY
                                              INDEPENDENT REGISTERED
INVESTMENT ADVISER                            PUBLIC ACCOUNTING FIRM

BADGLEY, PHELPS AND BELL, INC.                PRICEWATERHOUSECOOPERS LLP
1420 Fifth Avenue                             1420 Fifth Avenue, Suite 1900
Seattle, Washington 98101                     Seattle, Washington 98101

DISTRIBUTOR                                   LEGAL COUNSEL

RAFFERTY CAPITAL MARKETS, LLC                 KIRKLAND & ELLIS LLP
59 Hilton Avenue, Suite 101                   200 East Randolph Drive
Garden City, New York 11530                   Chicago, Illinois 60601

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2005



                                     BADGLEY
                                      FUNDS,
                                       INC.

                        [GRAPHIC] Badgley Balanced Fund

                        [GRAPHIC] Badgley Growth Fund



                                     [LOGO]
                              WWW.BADGLEYFUNDS.COM

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Registrant's Form N-CSR as filed with the Commission on August 8, 2005.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

      (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Badgley Funds, Inc.


      By (Signature and Title) /s/ J. Kevin Callaghan
                               -----------------------------
                               J. Kevin Callaghan, President

      Date 1-30-06


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By (Signature and Title) /s/ J. Kevin Callaghan
                               -----------------------------
                               J. Kevin Callaghan, President

      Date 1-30-06


      By (Signature and Title) /s/ Lisa P. Guzman
                               -----------------------------
                                 Lisa P. Guzman, Treasurer

      Date 1-30-06